Financial results (Details 1) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US Dollar Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	6.1923	4.8413
Closing foreign exchange rate variations	27.91%
Average foreign exchange rate	5.3920	4.9953	5.1655
Average foreign exchange rate variations	7.94%	(3.29%)
Euro Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	6.4363	5.3516
Closing foreign exchange rate variations	20.27%
Average foreign exchange rate	5.8340	5.4023	5.4420
Average foreign exchange rate variations	7.99%	(0.73%)
Mexican Peso Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.2986	0.2856
Closing foreign exchange rate variations	4.55%
Average foreign exchange rate	0.2940	0.2816	0.2569
Average foreign exchange rate variations	4.41%	9.61%
US Dollar Mexican Peso [Member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	20.7505	16.9596
Closing foreign exchange rate variations	22.35%
Average foreign exchange rate	18.1605	17.7913	20.1249
Average foreign exchange rate variations	2.08%	(11.60%)